SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising
Costs related to advertising and promotion		$ 361		$ 400	$ 467	$ 275
Net loss per share
Total number of anti-dilutive securities	7,362,598	8,117,577	5,406,613	5,406,613	2,375,528	1,469,347
Factoring of receivables
Amount of financing receivables				1,200	942
Discounts recorded on factoring of receivables				12	37
Commissions on sales of trade receivables				$ 23	$ 4
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum		7
Estimated useful life, maximum		15
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum		7
Estimated useful life, maximum		15